RULE 497 FILING

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the O’Shares FTSE Europe Quality Dividend Hedged ETF and the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (the “Funds”), each a series of FQF Trust. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on August 24, 2015 (Accession Number: 0001144204-15-051595), which is incorporated herein by reference.